SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of ROU lease assets and lease liabilities - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Assets:
Operating lease assets	$ 196,651	$ 331,419
Total lease assets	196,651	331,419
Liabilities:
Operating lease liabilities, current	307,456	489,407
Operating lease liabilities, net of current		52,449
Total lease liabilities	$ 307,456	$ 541,856